Loans Payable (Details) - Loans Payable [Member]	Nov. 06, 2025 USD ($)	Nov. 06, 2025 CAD ($)	Jul. 31, 2026 USD ($)	Jul. 31, 2026 CAD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CAD ($)
Loans Payable [Line Items]
Cash advances	$ 70,887	$ 100,000
Interest rate	8.00%	8.00%
Loans payable			$ 71,329	$ 100,000